UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC     225 Pictoria Drive, Suite 450     Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 4/30

Date of reporting period: 1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Canterbury Portfolio Thermostat Fund

Schedule of Investments

January 31, 2018 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 88.41%
First Trust Preferred Securities and Income Fund	203,235	$4,024,053
Guggenheim MSCI Global Timber ETF	69,920	2,324,141
Health Care Select Sector SPDR Fund	25,950	2,286,195
iShares International Treasury Bond ETF	52,340	2,679,808
iShares MSCI EAFE ETF	31,500	2,325,960
iShares MSCI Emerging Markets ETF	46,440	2,369,833
iShares Russell 1000 Growth ETF	30,060	4,329,842
iShares U.S. Aerospace & Defense ETF	11,500	2,337,375
Materials Select Sector SPDR Trust	37,065	2,333,242
O’Shares FTSE US Quality Dividend ETF	70,675	2,312,345
Technology Select Sector SPDR Fund	34,255	2,344,755

Total Exchange-Traded Funds (Cost $26,728,459)		29,667,549

Exchange-Traded Notes — 6.02%
iPath Bloomberg Copper Subindex Total Return ETN	55,350	2,018,614

Total Exchange-Traded Notes (Cost $2,027,916)		2,018,614

Money Market Funds — 7.77%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 1.21% (a)	2,605,889	2,605,889

Total Money Market Funds (Cost $2,605,889)		2,605,889

Total Investments – 102.20% (Cost $31,362,264)		34,292,052

Liabilities in Excess of Other Assets – (2.20)%		(737,068)

NET ASSETS – 100.00%		$33,554,984

(a)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ETF - Exchange-Traded Fund

ETN - Exchange-Traded Notes

SPDR - Standard & Poor’s Depositary Receipts

See accompanying notes which are an integral part of this schedule of investments.

As of January 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$2,980,906
Gross Unrealized Depreciation	(51,118)

Net Unrealized Appreciation	$2,929,788

As of January 31, 2018, the aggregate cost of securities for federal income tax purposes was $31,362,264 for the Canterbury Portfolio Thermostat Fund.

Canterbury Portfolio Thermostat Fund

Notes to the Schedule of Investments

January 31, 2018

(Unaudited)

The Canterbury Portfolio Thermostat Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Canterbury Investment Management, LLC (the “Adviser”), in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds. These securities are categorized as Level 1 securities.

In accordance with Capitol Series Trust (the “Trust”) valuation procedures, the Trust’s Valuation Committee, in consultation with the Adviser, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the opinion of the Valuation Committee, after consultation with the Adviser, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$29,667,549	$—	$—	$29,667,549
Exchange-Traded Notes	2,018,614	—	—	2,018,614
Money Market Funds	2,605,889	—	—	2,605,889
Total	$34,292,052	$—	$—	$34,292,052

The Fund did not hold any investments at the end of the reporting period for which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of January 31, 2018 based on input levels assigned at April 30, 2017.

FIRST SECURITY MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS – 94.12%
Alabama - 2.65%
City of Cullman, GO, 5.00%, 7/1/2021	$100,000	$109,435
Tuscaloosa City Board of Education, Revenue, 5.00%, 8/1/2027	250,000	294,438

		403,873

Arizona - 1.80%
City of Glendale, Senior Excise Tax, Revenue, 4.00%, 7/1/2029	150,000	161,078
Glendale Union School District No. 205, Series C, (BAM), GO, 5.00%, 7/1/2027	100,000	112,853

		273,931

Arkansas - 32.44%
Arkadelphia Public Education Facilities Board, Ouachita Baptist University, Revenue, 4.50%, 3/1/2033	250,000	260,175
Arkansas Development Finance Authority, Episcopal Collegiate School, Revenue, 3.75%, 10/1/2031	50,000	49,810
Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/2029	150,000	160,658
Arkansas Development Finance Authority, Hendrix College, Revenue, 4.50%, 10/1/2030	150,000	160,311
Arkansas State University, Revenue, 4.00%, 3/1/2029	100,000	107,192
Arkansas State University, Jonesboro Campus, Revenue, 4.00%, 3/1/2025	150,000	164,720
Arkansas State University, Jonesboro Campus, Student Fee, Series B, Revenue, 4.00%, 12/1/2028	350,000	373,603
Batesville School District No. 1, GO, 3.00%, 2/1/2019	100,000	101,300
City of Bryant, Sales & Use Tax, Series B, Revenue, 4.00%, 12/1/2031	330,000	351,990
City of Fayetteville, GO, 4.00%, 1/1/2032	100,000	107,283
City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/2024	75,000	86,940
City of Fort Smith Water & Sewer, Revenue, 5.00%, 10/1/2027	265,000	305,346
City of Fort Smith Water & Sewer, Revenue, (BAM), 5.00%, 10/1/2027	250,000	292,883
City of Little Rock, Capital Improvement, Revenue, 4.00%, 10/1/2030	100,000	107,463
City of Rogers Water, Revenue, 4.00%, 11/1/2027	250,000	268,560
City of Rogers Water, Revenue, 4.00%, 11/1/2028	200,000	213,306
Lake Hamilton School District No. 5, GO, 3.00%, 4/1/2029	25,000	24,859
Pulaski County Arkansas Children’s Hospital, Revenue, 5.00%, 3/1/2029	350,000	407,256
Pulaski County Public Facilities Board, Baptist Health, Revenue, 5.00%, 12/1/2039	100,000	110,574
Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/2025	100,000	117,253
Springdale Public Facilities Board Arkansas Children’s Northwest Hospital, Revenue, 5.00%, 3/1/2028	190,000	223,298
State of Arkansas, Water, Waste Disposal & Pollution Abatement Facilities, GO, 4.00%, 7/1/2027	150,000	168,185
University of Arkansas, Fort Smith Campus, Student Fee, Revenue, 5.00%, 12/1/2022	150,000	171,660
University of Arkansas, Little Rock Campus, Student Fee, Revenue, 5.00%, 10/1/2028	50,000	60,195
University of Arkansas, Little Rock Campus, Student Fee, Revenue, 5.00%, 10/1/2031	40,000	47,516
University of Arkansas, Medical Sciences, Series A, Revenue, 5.00%, 12/1/2026	25,000	27,292
University of Arkansas, Revenue, 5.00%, 12/1/2026	100,000	120,576
University of Arkansas, Revenue, 5.00%, 10/1/2029	150,000	175,601
University of Arkansas, Revenue, 5.00%, 10/1/2030	150,000	176,235

		4,942,040

See accompanying notes which are an integral part of this schedule of investments.

Florida - 1.75%
City of Winter Park Electric, Revenue, 5.00%, 10/1/2025	100,000	118,869
Orange County Water Utility System, Revenue, 3.00%, 10/1/2032	150,000	147,891

		266,760

Kansas - 4.45%
Ford County Unified School District No. 443, Series A, (BAM), GO, 5.00%, 3/1/2024	100,000	115,238
Johnson & Miami Counties Unified School District No. 230, Series B, GO, 5.00%, 9/1/2027	100,000	119,795
Johnson County Unified School District No. 233, Series A, GO, 4.00%, 9/1/2031	100,000	107,164
Johnson County Unified School District No. 233, Series C, GO, 4.00%, 9/1/2029	100,000	109,175
Kansas State University Development Finance Authority, Series A, Revenue, 4.00%, 3/1/2028	100,000	107,417
Wyandotte County-Kansas City Unified Government Utility System, Series B, Revenue, 5.00%, 9/1/2027	100,000	117,008

		675,797

Kentucky - 3.25%
Kenton County School District Finance Corporation, Revenue, (SEEK), 4.00%, 2/1/2028	150,000	161,813
Kentucky State Property & Building Commission, Prerefunded, Revenue, 5.50%, 11/1/2028	110,000	113,313
Madison County School District Finance Corporation, Revenue, (SEEK), 4.00%, 12/1/2025	200,000	220,312

		495,438

Louisiana - 5.54%
City of Ruston, Sales Tax, Revenue, (AGM), 5.00%, 6/1/2026	100,000	117,460
City of Ruston, Sales Tax, Revenue, (AGM), 5.00%, 6/1/2031	300,000	342,737
City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 9/1/2029	150,000	169,032
Monroe Special School District, GO, 4.00%, 3/1/2028	200,000	214,022

		843,251

Michigan - 2.24%
Saline Area Schools, GO, (Q-BSLF), 5.00%, 5/1/2031	300,000	341,420

Mississippi - 4.67%
City of Tupelo, GO, 4.00%, 7/1/2020	250,000	262,690
Mississippi Development Bank, Revenue, 4.00%, 3/1/2027	200,000	217,616
Rankin County School District, GO, 5.00%, 10/1/2020	50,000	54,251
University of Mississippi Educational Building Corporation, Series A, Revenue, 5.00%, 10/1/2025	150,000	177,378

		711,935

Missouri - 3.22%
Lincoln County Public Water Supply District No. 1, COP, 4.00%, 7/1/2031	200,000	205,288
Missouri Joint Municipal Electric Utility Commission Power Project, Prairie Street Project, Series A, Revenue, 5.00%, 12/1/2030	250,000	284,260

		489,548

Oklahoma - 2.30%
Oklahoma Municipal Power Authority, Series A, Revenue, 5.00%, 1/1/2029	300,000	349,559

Pennsylvania - 3.42%
City of Lancaster, (AGM), GO, 5.00%, 11/1/2028	300,000	346,856
Pennsylvania Turnpike Commission, Series A-1, Revenue, 5.00%, 12/1/2029	150,000	173,519

		520,375

See accompanying notes which are an integral part of this schedule of investments.

South Carolina - 1.79%
County of Richland, GO, 4.00%, 3/1/2029	250,000	273,258

Texas - 21.80%
City of Athens, (AGM), GO, 4.00%, 8/1/2032	300,000	317,501
City of Baytown, GO, 5.00%, 2/1/2026	50,000	58,574
City of Corinth, GO, 5.00%, 2/15/2027	100,000	117,938
City of Denton, GO, 5.00%, 2/15/2026	250,000	296,245
City of Georgetown, GO, 5.00%, 8/15/2025	150,000	178,217
City of McAllen Waterworks & Sewer, Revenue, 4.00%, 2/1/2028	100,000	107,994
City of Mesquite Waterworks & Sewer System, Revenue, 5.00%, 3/1/2025	110,000	129,146
City of Pflugerville, GO, 5.00%, 8/1/2024	65,000	73,526
City of San Marcos, GO, 5.00%, 8/15/2028	100,000	115,903
City of Waxahachie, Series A, GO, 4.00%, 8/1/2031	230,000	247,496
Crowley Independent School District, Series B, (PSF-GTD), GO, 4.00%, 8/1/2028	285,000	312,223
Edinburg Consolidated Independent School District, (PSF-GTD), GO, 5.00%, 2/15/2028	200,000	236,356
Garland Independent School District, (PSF - GTD), GO, 5.00%, 2/15/2029	50,000	53,288
La Porte Independent School District, GO, 5.00%, 2/15/2027	100,000	111,576
McKinney Independent School District, (PSF - GTD), GO, 4.00%, 2/15/2029	200,000	219,122
Midland Independent School District, (PSF - GTD), GO, 5.00%, 2/15/2029	150,000	175,215
Mount Pleasant Independent School District, Maintenance Tax, (AGM), GO, 5.00%, 8/15/2025	240,000	277,224
San Jacinto River Authority, Revenue, (AGM), 5.00%, 10/1/2032	100,000	105,068
Tarrant Regional Water District, Revenue, 4.00%, 3/1/2032	100,000	107,722
Weatherford Independent School District, (PSF - GTD), GO, 5.00%, 2/15/2023	70,000	80,266

		3,320,600

Washington - 0.70%
Port Everett, Revenue, 4.00%, 12/1/2031	100,000	106,787

West Virginia - 2.10%
City of Charleston Sewerage System, Revenue, 4.00%, 7/1/2029	100,000	106,924
City of Charleston Sewerage System, Revenue, 4.00%, 7/1/2030	100,000	106,466
City of Charleston Sewerage System, Revenue, 4.00%, 7/1/2031	100,000	106,010

		319,400

Total Municipal Bonds (Cost $14,716,556)		14,333,972

	Shares	Fair Value
MONEY MARKET FUNDS - 4.57%
Federated Treasury Obligations Fund, Institutional Shares, 1.16%(a)	695,481	695,481

Total Money Market Funds (Cost $695,481)		695,481

See accompanying notes which are an integral part of this schedule of investments.

Total Investments – 98.69% (Cost $15,412,037)	15,029,453

Other Assets in Excess of Liabilities – 1.31%	199,751

NET ASSETS – 100.00%	$15,229,204

(a)	Rate disclosed is the seven day effective yield as of January 31, 2018.

AGM – Assured Guaranty Municipal Corp.

BAM – Build America Mutual Assurance Co.

COP – Certificate of Participation

GO – General Obligation

PSF-GTD – Permanent School Fund Guaranteed

Q-SBLF – Qualified School Bond Loan Fund

SEEK – Support Education Excellence in Kentucky Funding Program

See accompanying notes which are an integral part of this schedule of investments.

As of January 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$37,539
Gross Unrealized Depreciation	(420,123)

Net Unrealized Depreciation	$(382,584)

As of January 31, 2018, the aggregate cost of securities for federal income tax purposes was $15,412,037 for the Fund.

First Security Municipal Bond Fund

Notes to the Schedule of Investments

January 31, 2018

(Unaudited)

The First Security Municipal Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted over the remaining life of the respective investment using the effective interest method.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

First Security Municipal Fund

Notes to the Schedule of Investments - continued

January 31, 2018

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If First Security Fund Advisers, Inc. (the “Adviser”) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds. These securities will be categorized as Level 1 securities.

In accordance with Capitol Series Trust (the “Trust”) valuation procedures, the Trust’s Valuation Committee, in consultation with the Adviser, is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the opinion of the Valuation Committee, after consultation with the Adviser, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

First Security Municipal Bond Fund

Notes to the Schedule of Investments - continued

January 31, 2018

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$14,333,972	$—	$14,333,972
Money Market Funds	695,481	—	—	695,481

Total	$695,481	$14,333,972	$—	$15,029,453

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of January 31, 2018 based on input levels assigned at April 30, 2017.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Dina Tantra
Dina Tantra, President and Chief Executive Officer

Date	3/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Dina Tantra
Dina Tantra, President and Chief Executive Officer

Date	3/29/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	3/29/2018